Discontinued Operations	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations, Assets Held for Sale, and Other Divestitures

Discontinued Operations

During the fourth quarter of 2014, we divested the majority of our Store Fixtures reporting unit, which was previously part of the Furniture Products segment. We sold the final Store Fixtures business in the fourth quarter of 2015. Total consideration for these businesses was approximately $72 during this time period. No significant gains or losses were realized on the sale of these businesses.

The table below includes activity related to discontinued operations for the years presented:

	Year Ended
	2016	2015	2014
Trade sales:
Furniture Products - Store Fixtures	$—	$19.4	$167.4
Earnings (loss):
Furniture Products - Store Fixtures (1)	$.7	$3.4	$(120.9)
Subsequent activity related to divestitures completed prior to 2014 (2)	29.4	(1.5)	(35.4)
Earnings (loss) before interest and income taxes (EBIT)	30.1	1.9	(156.3)
Income tax (expense) benefit (3)	(11.0)	(.7)	32.3
Earnings (loss) from discontinued operations, net of tax	$19.1	$1.2	$(124.0)

(1)	This includes goodwill impairment charges of $108.0 in 2014 as discussed in Note C.

(2)
In 2016, we reached a litigation settlement of our antitrust claims against The Dow Chemical Company by agreeing to release our claims regarding this matter for a net cash payment of approximately $38.0 (pretax, after deducting expenses). Of this amount, $31.4 was associated with our former Prime Foam Products unit (previously part of the Residential Products Segment), which we sold in March 2007. The after-tax income associated with the settlement was approximately $25, of which approximately $20 is reflected in discontinued operations. This matter is now fully resolved. In an unrelated matter, accruals of $2.0, $.7 and $35.3 in 2016, 2015 and 2014, respectively were recorded in discontinued operations for antitrust litigation expense associated with the Prime Foam Products unit as discussed in Note S.

(3)	The 2016 tax expense is primarily related to The Dow Chemical settlement. The 2014 tax benefit is primarily related to the Store Fixtures goodwill impairment and the Prime Foam litigation.
Assets Held for Sale

We had excess real estate considered held for sale of $11.0 and $8.4 at December 31, 2016 and 2015, respectively.

Other Divestitures

The following businesses were divested during the periods presented, but did not meet the discontinued operations criteria.

	Date	Year Ended
	Divested	2016	2015	2014
Trade Sales:
Residential Products:
Machinery operation	Fourth quarter 2016	3.1	3.7	4.7
Industrial Products:
Wire Products operation	Fourth quarter 2016	$18.5	$20.3	$18.6
Wire Products operation	Second quarter 2016	19.5	49.1	54.9
Steel Tubing business unit	Fourth quarter 2015	—	88.9	94.3
Specialized Products:
Commercial Vehicle Products (CVP) operation	Second quarter 2016	15.3	27.5	26.6
CVP operation	Fourth quarter 2015	—	9.3	17.3
Total Trade Sales		$56.4	$198.8	$216.4
EBIT:
Residential Products:
Machinery operation	Fourth quarter 2016	(.3)	.1	.1
Industrial Products:
Wire Products operation	Fourth quarter 2016	$.5	$2.3	$2.4
Wire Products operation	Second quarter 2016	1.3	.7	.4
Steel Tubing business unit	Fourth quarter 2015	—	.2	(1.8)
Specialized Products:
CVP operation	Second quarter 2016	2.8	3.9	4.0
CVP operation	Fourth quarter 2015	—	(.6)	(1.5)
Total EBIT		$4.3	$6.6	$3.6

We realized a gain of $21.2 related to the sale of the Wire Products operations in 2016 and a gain of $11.2 related to the sale of a CVP operation in the second quarter of 2016. No material gains or losses were realized on the sale of other businesses.